Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 10, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2024
Prospectus Date	rr_ProspectusDate	Dec. 10, 2024
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ Dorsey Wright Hybrid 5 Income ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance, before fees and expenses, of the Nasdaq Dorsey Wright Tactical Hybrid Option Income Strategy Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses (AFFEs) are estimated based on a full fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because AFFEs are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements, and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s N-CSR filings.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund follows a “passive management” (or indexing) approach to track the performance of the Index, before fees and expenses. The Index uses the Nasdaq Dorsey Wright Relative Strength Matrix methodology (the “Dorsey Wright methodology”) to select the securities included in the Index. The Index relates exclusively to the YieldMax™ family of ETFs, specifically those that provide exposure to either the share price of (i) a specific operating company or (ii) one or more exchange traded funds (collectively, the “Evaluated Securities”).

For example, the YieldMax™ TSLA Option Income Strategy ETF is eligible for inclusion in the Index. Its primary investment objective is to generate current income, with a secondary objective of providing exposure to the share price of Tesla, Inc. (“TSLA”) common stock, subject to a cap on potential gains. In this example, TSLA is considered the “Evaluated Security.” This is for illustrative purposes only, as the YieldMax™ TSLA Option Income Strategy ETF and TSLA may not be Index constituents.

The Dorsey Wright methodology examines the Evaluated Securities that the eligible YieldMax™ ETFs track, not the ETFs themselves. Using the example above, the methodology examines only TSLA, not the YieldMax™ TSLA Option Income Strategy ETF itself. This focus on individual securities enables the Index methodology to identify those securities with the strongest price momentum (i.e., highest relative strength). Scores are assigned based on short- and long-term growth potential for each Evaluated Security, with rankings that determine Index inclusion.

At each rebalance, the Index is structured as follows:

●	40% of the five highest-ranked Evaluated Securities, according to the Dorsey Wright methodology (the “Underlying Securities”); and each Underlying Security represents approximately 8% of the Fund’s holdings, and

●	60% of the five corresponding YieldMax™ ETFs providing exposure to these Underlying Securities (collectively, the “Index Constituents”); and each YieldMax™ ETF represents approximately 12% of the Fund’s holdings.

Why Invest in the Fund?

The Fund seeks to provide targeted, rules-based exposure to select YieldMax™ ETFs and their Underlying Securities by using the Dorsey Wright methodology. This approach is intended to capture growth by systematically identifying high-momentum securities with a potential for strong returns.

1.	Targeted Exposure to High-Momentum Assets: By investing in high-momentum securities, the Fund positions its portfolio to potentially benefit if selected securities continue their positive trends. The Dorsey Wright methodology ranks securities objectively, highlighting those that have demonstrated the highest relative strength (among those in the initial universe).

2.	Blend of Direct and ETF-Based Exposure: The Fund provides exposure to both the highest-ranking Underlying Securities and their corresponding YieldMax™ ETFs. This approach combines direct performance with the income-focused strategies of YieldMax™ ETFs.

3.	Efficient Income Generation Potential: Since YieldMax™ ETFs generally have a secondary focus on income, the Fund offers potential income opportunities alongside potential capital appreciation.

Evaluated Securities and Eligible YieldMax™ ETFs

To select Evaluated Securities for the Index, Dorsey, Wright & Associates, LLC (the “Index Provider”) reviews the universe of eligible YieldMax™ ETFs. Each eligible YieldMax™ ETF seeks to generate income and provide exposure, with some return limitations, to either (i) the share price of an individual company’s stock or (ii) one or more ETFs (each an “Evaluated Security” and each relevant issuer an “Underlying Issuer”). The Index excludes some YieldMax™ ETFs, such as fund-of-funds and those that seek inverse (short) exposure to the performance of a security. Please see “Additional Information About the Index” below for more information about excluded YieldMax™ ETFs.

Index Methodology

The Dorsey Wright methodology uses “Point & Figure” charting, using closing prices of each Evaluated Security to track supply and demand dynamics. This approach focuses on major price movements while filtering out minor price swings, trading volume, and time. This charting technique emphasizes significant price trends and seeks to remove short-term noise. Specifically, Point & Figure charting marks an upward trend with columns of X’s and a downward trend with columns of O’s, only updating with significant price changes, thus filtering out minor price swings. Please see “Additional Information About the Index” below for an example of a Point & Figure chart.

The Dorsey Wright methodology evaluates each Evaluated Security’s relative strength, measuring its performance relative to other Equity Securities to identify current momentum trends. It then ranks Evaluated Securities by buy signal frequency, prioritizing those with the strongest positive momentum. By incorporating both short- and long-term indicators (spanning weeks to months or longer), the methodology aims to identify strategic opportunities while minimizing excessive turnover. Relative strength, as well as the methodology’s use of buy and sell signals, are further detailed in “Additional Information About the Index.”

Rebalancing and Reconstitution

The Index is rebalanced three business days before the last trading day of each month. Rebalancing adjusts the weightings of the existing Index Constituents to maintain the Index’s intended structure. At each rebalance, each Underlying Security represents about 8% of the Fund’s portfolio, and the five corresponding YieldMax™ ETFs each represent approximately 12% of the Fund’s portfolio.

Reconstitution, which involves replacing Index Constituents, also occurs at this time but only if an Evaluated Security’s relative strength declines, causing it to rank 8th or lower compared to other Evaluated Securities. In such a case, new Index Constituent (i.e., a new higher ranked Evaluated Security and its corresponding YieldMax™ ETF) will be added to the Index.

If an Underlying Security becomes ineligible for the Index between monthly reconstitutions (e.g., due to factors such as pending liquidation, delisting, or a merger), it (and its corresponding YieldMax™ ETF) will be removed from the Index. Index Constituents removed under these circumstances will not be replaced until the next Index reconstitution. For example, if hypothetical XYZ Company, the focus of hypothetical YieldMax XYZ ETF, is delisted, both XYZ Company and the YieldMax XYZ ETF would be taken out of the Index. Neither will be replaced until the next monthly Index update.

Portfolio Construction

The Fund will typically hold ten Index Constituents, investing 40% of its assets in the five Underlying Securities and 60% of its assets in the five YieldMax™ ETFs included in the Index.

The Fund will distribute income, if any, on at least a monthly basis.

The Fund attempts to invest all, or substantially all, of its assets in the Index Constituents that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index Constituents. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index Constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund and each YieldMax™ ETF are affiliated ETFs. The Fund is advised by Tidal Investments LLC (the “Adviser”), and each YieldMax™ ETF is advised by the Adviser and sub-advised by ZEGA Financial, LLC (“ZEGA”).

The Fund is classified as “non-diversified” under the 1940 Act. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in industries or groups of industries to the same extent as the Index concentrates. As of November 15, 2024, Index constituents assigned to the Consumer Cyclicals group of industries represented 40% of the Index and the Index constituents assigned to the Technology group of industries represented 40% of the Index.

Eligible YieldMax™ ETF Strategies

The Fund indirectly gains exposure to potential share price returns of selected Underlying Securities through its investment in YieldMax™ ETFs. Each YieldMax™ ETF, using a synthetic covered call strategy, captures only a portion of potential gains if its Underlying Security’s share price increases, but remains fully exposed to all losses if the share price decreases, which may not be offset by its income.

To supplement the YieldMax™ ETFs’ strategies, the Fund also directly invests (typically 40% of its assets) in the Underlying Securities. This direct investment provides the Fund with uncapped exposure to share price gains, while still subjecting it to potential losses, which may not be offset by any income received.

Each YieldMax™ ETF’s synthetic covered call strategy consists of:

●	Synthetic Long Exposure: Gaining exposure to the Underlying Security’s price movements through buying call options and selling put options.

●	Covered Call Writing: Selling call options to generate income, though this caps participation in price gains above certain levels.

●	Opportunistic Strategy: In certain market conditions, selling credit call spreads to potentially increase participation in the Underlying Security’s price appreciation.

●	U.S. Treasuries: Holding short-term U.S. Treasuries as collateral for options positions.

YieldMax™ ETFs also aim to provide monthly cash distributions from options premiums and U.S. Treasury income, although ETF shareholders, including the Fund, do not receive Underlying Security dividends. However, the Fund may receive dividends on its direct holdings in Underlying Securities.

See “Additional Information About the Funds” below for more information about the investment strategies of the YieldMax™ ETFs.

None of the Fund, the Trust, the Adviser, ZEGA, or their respective affiliates makes any representation to you as to the performance of any Underlying Security.

THE FUND, TRUST, ADVISER, AND ZEGA ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | YieldMax™ ETF Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock

YieldMax™ ETF Risks. In addition to investments in equity securities, the Fund will invest its assets in the YieldMax™ ETFs, so the Fund’s investment performance is likely to be substantially related to the performance of the YieldMax™ ETFs. The Fund’s NAV will change with changes in the value of the YieldMax™ ETFs in which it invests. An investment in the Fund entails more costs and expenses than the combined costs and expenses of direct investments in the YieldMax™ ETFs. Each YieldMax™ ETF is subject to the principal risks outlined for the Fund (including ETF Risks), along with the following additional risks:

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Underlying Security Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Underlying Security Risks. In addition to the Fund’s direct holding of each Underlying Security, each YieldMax™ ETF invests in options contracts that are based on the value of its Underlying Security. This subjects each YieldMax™ ETF to certain of the same risks as if it owned shares of its Underlying Security, even though it does not. As a result, each YieldMax™ ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | BITO Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
○	BITO Risks. From time to time, the Fund may invest in BITO (the designated Underlying Security for the YieldMaxTM Bitcoin Option Income Strategy ETF). During such times, the Fund will be subject to additional risks. BITO seeks to provide investment results that correspond to the performance of Bitcoin by primarily investing in Bitcoin futures contracts. BITO does not invest directly in or hold Bitcoin. BITO is subject to many of the same risks to which the YieldMax™ ETFs are subject. For example, Counterparty Risks, Derivatives Risks, ETF Risks, Liquidity Risk, Money Market Instrument Risks, Non-Diversification Risks, and Management Risks. BITO is also subject to the additional risks, which are described in more detail in BITO’s prospectus.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each YieldMax™ ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or YieldMax™ ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The YieldMax™ ETFs investment strategies are options-based. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Counterparty Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Counterparty Risk. Each YieldMax™ ETF faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf. This risk is also magnified as the YieldMax™ ETF primarily focuses on options contracts on a single security, potentially leading to losses or hindrance in implementing its investment strategy if adverse situations with clearing members arise.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Price Participation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Price Participation Risk. Each YieldMax™ ETF employs a strategy of selling call option contracts, limiting its participation in the value increase of the Underlying Security during the call period. Should an Underlying Security’s value increase beyond the sold call options’ strike price, the YieldMax™ ETF may not experience the same extent of increase, potentially underperforming the Underlying Security and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying Security over the call period.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Distribution Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Distribution Risk. Each YieldMax™ ETF aims to provide monthly income, although there’s no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly distributions may consist of capital returns, reducing each YieldMax™ ETF’s NAV and trading price over time, thus potentially leading to significant losses for investors (including the Fund), especially as a YieldMax™ ETF’s returns exclude any dividends paid by the Underlying Security, which may result in lesser income compared to a direct investment in the Underlying Security.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | NAV Erosion Risk Due to Distributions [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	NAV Erosion Risk Due to Distributions. When a YieldMax™ ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode a YieldMax™ ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Call Writing Strategy Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Call Writing Strategy Risk. The continuous application of each YieldMax™ ETF’s call writing strategy impacts its ability to participate in the positive price returns of its Underlying Security, which in turn affects each YieldMax™ ETF’s returns both during the term of the sold call options and over longer time frames. A YieldMax™ ETF’s participation in its Underlying Security’s positive price returns and its own returns will depend not only on the Underlying Security’s price but also on the path the Underlying Security’s price takes over time, illustrating that certain price trajectories of the Underlying Security could lead to suboptimal outcomes for the YieldMax™ ETF.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Single Issuer Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Single Issuer Risk. The YieldMax™ ETFs typically focus on an individual security (Underlying Security), may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Security.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk. Each YieldMax™ ETF may actively and frequently trade all or a significant portion of the YieldMax™ ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the YieldMax™ ETF’s expenses.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Liquidity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk. Some securities held by the YieldMax™ ETFs, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the YieldMax™ ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If a YieldMax™ ETF is forced to sell an illiquid security at an unfavorable time or price, the YieldMax™ ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the YieldMax™ ETF from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the YieldMax™ ETFs.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Money Market Instrument Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Money Market Instrument Risk. The YieldMax™ ETFs may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Tax Risk [Member]
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●	Tax Risk. Each YieldMax™ ETF aims to qualify as a Regulated Investment Company (RIC) under Subchapter M of the Code to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject a YieldMax™ ETF’s income to taxation at both the fund and shareholder levels, though there’s a grace period to rectify such non-compliance; each YieldMax™ ETF employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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●

U.S. Government and U.S. Agency Obligations Risk: Each YieldMax™ ETF may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Concentration Risk [Member]
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Concentration Risk. To the extent that the Index and therefore, the Fund, concentrates in an industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if its assets were invested in a wider variety of industries. As of November 15, 2024, Index constituents assigned to the Consumer Cyclicals group of industries represented 40% of the Index and the Index constituents assigned to the Technology group of industries represented 40% of the Index.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Technology Group of Industries Risk [Member]
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Technology Group of Industries Risk. The Index (and therefore the Fund) has significant exposure to companies in (or reliant upon) the technology group of industries, and therefore the performance of the Fund could be negatively impacted by events affecting this group of industries. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of a Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Consumer Cyclicals Group of Industries Risk [Member]
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Consumer Cyclicals Group of Industries Risk. The Index (and therefore the Fund) has significant exposure to companies in (or reliant upon) the consumer cyclicals group of industries, and therefore the performance of the Fund could be negatively impacted by events affecting this group of industries. Market or economic factors impacting consumer cyclicals companies could have a significant effect on the value of a Fund’s investments. Because companies in the consumer cyclical sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, international trade relations, supply chains, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer cyclical products in the marketplace.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Index Strategy Risk [Member]
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Index Strategy Risk. The Fund’s strategy is linked to an Index maintained by the Index Provider that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Models and Data Risk [Member]
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Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Momentum Investing Risk [Member]
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Momentum Investing Risk. The Index employs a “momentum” style methodology that emphasizes selecting Underlying Securities that have had higher recent price performance compared to other Underlying Securities. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Passive Investment Risk [Member]
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Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of its investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Investment Company Securities Risk [Member]
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Investment Company Securities Risk.  Fund shareholders indirectly bear their proportionate share of the expenses of any investment company in which the Fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | ETF Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks
YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation (or expectations of inflation), deflation (or expectations of deflation), changes in the actual or perceived creditworthiness of issuers, general market liquidity, regulatory event, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF | YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIVY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 281
YieldMax(TM) Dorsey Wright Featured 5 Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMax™ Dorsey Wright Featured 5 Income ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance, before fees and expenses, of the Nasdaq Dorsey Wright Tactical Option Income Strategy Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses (AFFEs) are estimated based on a full fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because AFFEs are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements, and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s N-CSR filings.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund follows a “passive management” (or indexing) approach to track the performance of the Index, before fees and expenses. The Index uses the Nasdaq Dorsey Wright Relative Strength Matrix methodology (the “Dorsey Wright methodology”) to select the securities included in the Index. The Index relates exclusively to the YieldMax™ family of ETFs, specifically those that provide exposure to either the share price of (i) a specific operating company or (ii) one or more exchange traded funds (collectively, the “Evaluated Securities”).

For example, the YieldMax™ TSLA Option Income Strategy ETF is eligible for inclusion in the Index. Its primary investment objective is to generate current income, with a secondary objective of providing exposure to the share price of Tesla, Inc. (“TSLA”) common stock, subject to a cap on potential gains. In this example, TSLA is considered the “Evaluated Security.” This is for illustrative purposes only, as the ETF may not be an Index constituent.

The Dorsey Wright methodology examines the Evaluated Securities that the eligible YieldMax™ ETFs track, not the ETFs themselves. Using the example above, the methodology examines only TSLA (not the YieldMax™ ETF). This focus on individual securities enables the Index methodology to identify those with the strongest price momentum (i.e., highest relative strength). Scores are assigned based on short- and long-term growth potential for each Evaluated Security, with rankings that determine Index inclusion.

At each rebalance, the Index includes the five YieldMax™ ETFs that seek exposure to the top five ranked Evaluated Securities, as identified by the Dorsey Wright methodology (these ETFs are “Index Constituents”).

Why Invest in the Fund?

The Fund seeks to provide targeted, rules-based exposure to select YieldMax™ ETFs by using the Dorsey Wright methodology. This approach is intended to capture growth by systematically identifying high-momentum securities with a potential for strong returns.

1.	Targeted Exposure to High-Momentum Assets: By investing in YieldMax™ ETFs with exposure to high-momentum securities, the Fund positions its portfolio to potentially benefit if selected securities continue their positive trends. The Dorsey Wright methodology ranks assets objectively, highlighting those that have demonstrated the highest relative strength (among those in the initial universe).

2.	Efficient Income Generation Potential: Since YieldMax™ ETFs generally have a secondary focus on income, the Fund offers potential income opportunities alongside potential capital appreciation.

Evaluated Securities and Eligible YieldMax™ ETFs

To select Evaluated Securities for the Index, Dorsey, Wright & Associates, LLC (the “Index Provider”) reviews the universe of eligible YieldMax™ ETFs. Each eligible YieldMax™ ETF seeks to generate income and provide exposure, with some return limitations, to either (i) the share price of an individual company’s stock or (ii) one or more ETFs (each an “Evaluated Security” and each relevant issuer an “Underlying Issuer”). The Index excludes some YieldMax™ ETFs, such as fund-of-funds and those that seek inverse (short) exposure to the performance of a security. Please see “Additional Information About the Index” below for more information about excluded YieldMax™ ETFs.

Index Methodology

The Dorsey Wright methodology uses “Point & Figure” charting, using closing prices of each Evaluated Security to track supply and demand dynamics. This approach focuses on major price movements while filtering out minor price swings, trading volume, and time. This charting technique emphasizes significant price trends and seeks to remove short-term noise. Specifically, Point & Figure charting marks an upward trend with columns of X’s and a downward trend with columns of O’s, only updating with significant price changes, thus filtering out minor price swings. Please see “Additional Information About the Index” below for an example of a Point & Figure chart.

The Dorsey Wright methodology evaluates each Evaluated Security’s relative strength, measuring its performance relative to other Evaluated Securities to identify current momentum trends. It then ranks Evaluated Securities by buy signal frequency, prioritizing those with the strongest positive momentum. By incorporating both short- and long-term indicators (spanning weeks to months or longer), the methodology aims to identify strategic opportunities while minimizing excessive turnover. Relative strength, as well as the methodology’s use of buy and sell signals, are further detailed in “Additional Information About the Index.”

Rebalancing and Reconstitution

The Index is rebalanced three business days before the last trading day of each month. Rebalancing adjusts the weightings of the existing Index Constituents to maintain the Index’s intended structure. At each rebalance, each Index Constituent represents approximately 20% of the Fund’s portfolio.

Reconstitution, which involves replacing Index Constituents, also occurs at this time but only if an Evaluated Security’s relative strength declines, causing it to rank 8th or lower compared to other Evaluated Securities. In such a case, a new Index Constituent (i.e., a new YieldMax™ ETF that corresponds to the higher ranked Evaluated Security) will be added to the Index.

If a YieldMax™ ETF becomes ineligible for the Index between monthly reconstitutions (e.g., due to factors such as pending liquidation, delisting, or a merger of its Evaluated Security), it will be removed from the Index. Index Constituents removed under these circumstances will not be replaced until the next Index reconstitution. For example, if hypothetical XYZ Company, the focus of the hypothetical YieldMax XYZ ETF, is delisted, the YieldMax XYZ ETF would be taken out of the Index. It would not be replaced until the next monthly Index update.

Portfolio Construction

The Fund will typically hold five Index Constituents. The Fund will distribute income, if any, on at least a monthly basis.

The Fund attempts to invest all, or substantially all, of its assets in the Index Constituents that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index Constituents. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index Constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund and each YieldMax™ ETF are affiliated ETFs. The Fund is advised by Tidal Investments LLC (the “Adviser”), and each YieldMax™ ETF is advised by the Adviser and sub-advised by ZEGA Financial, LLC (“ZEGA”).

The Fund is classified as “non-diversified” under the 1940 Act. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in industries or groups of industries to the same extent as the Index concentrates. As of November 15, 2024, Index constituents assigned to the Consumer Cyclicals group of industries represented 40% of the Index and the Index constituents assigned to the Technology group of industries represented 40% of the Index.

Eligible YieldMax™ ETF Strategies

The Fund indirectly gains exposure to potential share price returns of selected Underlying Securities through its investment in YieldMax™ ETFs. Each YieldMax™ ETF, using a synthetic covered call strategy, captures only a portion of potential gains if its Underlying Security’s share price increases, but remains fully exposed to all losses if the share price decreases, which may not be offset by its income.

Each YieldMax™ ETF’s synthetic covered call strategy consists of:

●	Synthetic Long Exposure: Gaining exposure to the Underlying Security’s price movements through buying call options and selling put options.

●	Covered Call Writing: Selling call options to generate income, though this caps participation in price gains above certain levels.

●	Opportunistic Strategy: In certain market conditions, selling credit call spreads to potentially increase participation in the Underlying Security’s price appreciation.

●	U.S. Treasuries: Holding short-term U.S. Treasuries as collateral for options positions.

YieldMax™ ETFs also aim to provide monthly cash distributions from options premiums and U.S. Treasury income, although ETF shareholders, including the Fund, do not receive Underlying Security dividends. However, the Fund may receive dividends on its direct holdings in Underlying Securities.

See “Additional Information About the Funds” below for more information about the investment strategies of the YieldMax™ ETFs.

None of the Fund, the Trust, the Adviser, ZEGA, or their respective affiliates makes any representation to you as to the performance of any Underlying Security.

THE FUND, TRUST, ADVISER, AND ZEGA ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | YieldMax™ ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

YieldMax™ ETF Risks. The Fund will invest its assets in selected eligible YieldMax™ ETFs, so the Fund’s investment performance will be substantially related to the performance of the YieldMax™ ETFs. The Fund’s NAV will change with changes in the value of the YieldMax™ ETFs in which it invests. An investment in the Fund entails more costs and expenses than the combined costs and expenses of direct investments in the YieldMax™ ETFs. Each YieldMax™ ETF is subject to the principal risks outlined for the Fund (including ETF Risks), along with the following additional risks:

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Underlying Security Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Underlying Security Risks. Each YieldMax™ ETF invests in options contracts that are based on the value of one or more underlying securities (each, an “Underlying Security”). This subjects each YieldMax™ ETF to certain of the same risks as if it owned shares of its Underlying Security, even though it does not. As a result, each YieldMax™ ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.
YieldMax(TM) Dorsey Wright Featured 5 Income ETF | BITO Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	BITO Risks. From time to time, the Fund may invest in BITO (the designated Evaluated Security for the YieldMaxTM Bitcoin Option Income Strategy ETF). During such times, the Fund will be subject to additional risks. BITO seeks to provide investment results that correspond to the performance of Bitcoin by primarily investing in Bitcoin futures contracts. BITO does not invest directly in or hold Bitcoin. BITO is subject to many of the same risks to which the YieldMax™ ETFs are subject. For example, Counterparty Risks, Derivatives Risks, ETF Risks, Liquidity Risk, Money Market Instrument Risks, Non-Diversification Risks, and Management Risks. BITO is also subject to the additional risks, which are described in more detail in BITO’s prospectus
YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each YieldMax™ ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or YieldMax™ ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The YieldMax™ ETFs investment strategies are options-based. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Counterparty Risk. Each YieldMax™ ETF faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf. This risk is also magnified as the YieldMax™ ETF primarily focuses on options contracts on a single security, potentially leading to losses or hindrance in implementing its investment strategy if adverse situations with clearing members arise.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Price Participation Risk. Each YieldMax™ ETF employs a strategy of selling call option contracts, limiting its participation in the value increase of the Underlying Security during the call period. Should an Underlying Security’s value increase beyond the sold call options’ strike price, the YieldMax™ ETF may not experience the same extent of increase, potentially underperforming the Underlying Security and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying Security over the call period.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Distribution Risk. Each YieldMax™ ETF aims to provide monthly income, although there’s no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly distributions may consist of capital returns, reducing each YieldMax™ ETF’s NAV and trading price over time, thus potentially leading to significant losses for investors (including the Fund), especially as a YieldMax™ ETF’s returns exclude any dividends paid by the Underlying Security, which may result in lesser income compared to a direct investment in the Underlying Security.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	NAV Erosion Risk Due to Distributions. When a YieldMax™ ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode a YieldMax™ ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Call Writing Strategy Risk. The continuous application of each YieldMax™ ETF’s call writing strategy impacts its ability to participate in the positive price returns of its Underlying Security, which in turn affects each YieldMax™ ETF’s returns both during the term of the sold call options and over longer time frames. A YieldMax™ ETF’s participation in its Underlying Security’s positive price returns and its own returns will depend not only on the Underlying Security’s price but also on the path the Underlying Security’s price takes over time, illustrating that certain price trajectories of the Underlying Security could lead to suboptimal outcomes for the YieldMax™ ETF.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Single Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Single Issuer Risk. Each YieldMax™ ETF, focusing on an individual security (Underlying Security), may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Security.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk. Each YieldMax™ ETF may actively and frequently trade all or a significant portion of the YieldMax™ ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the YieldMax™ ETF’s expenses.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk. Some securities held by the YieldMax™ ETFs, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the YieldMax™ ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If a YieldMax™ ETF is forced to sell an illiquid security at an unfavorable time or price, the YieldMax™ ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the YieldMax™ ETF from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the YieldMax™ ETFs.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Money Market Instrument Risk. The YieldMax™ ETFs may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Tax Risk. Each YieldMax™ ETF aims to qualify as a Regulated Investment Company (RIC) under Subchapter M of the Code to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject a YieldMax™ ETF’s income to taxation at both the fund and shareholder levels, though there’s a grace period to rectify such non-compliance; each YieldMax™ ETF employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●

U.S. Government and U.S. Agency Obligations Risk: Each YieldMax™ ETF may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. To the extent that the Index and therefore, the Fund, concentrates in an industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if its assets were invested in a wider variety of industries. As of November 15, 2024, Index constituents assigned to the Consumer Cyclicals group of industries represented 40% of the Index and the Index constituents assigned to the Technology group of industries represented 40% of the Index.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Technology Group of Industries Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Group of Industries Risk. The Index (and therefore the Fund) has significant exposure to companies in (or reliant upon) the technology group of industries, and therefore the performance of the Fund could be negatively impacted by events affecting this group of industries. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of a Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Consumer Cyclicals Group of Industries Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Consumer Cyclicals Group of Industries Risk. The Index (and therefore the Fund) has significant exposure to companies in (or reliant upon) the consumer cyclicals group of industries, and therefore the performance of the Fund could be negatively impacted by events affecting this group of industries. Market or economic factors impacting consumer cyclicals companies could have a significant effect on the value of a Fund’s investments. Because companies in the consumer cyclical sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, international trade relations, supply chains, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer cyclical products in the marketplace.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Index Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Strategy Risk. The Fund’s strategy is linked to an Index maintained by the Index Provider that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Models and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Momentum Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Momentum Investing Risk. The Index employs a “momentum” style methodology that emphasizes selecting YieldMax™ ETFs that have had higher recent price performance compared to other YieldMax™ ETFs. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of its investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks
YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Market Events Risk [Member]
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Market Events Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation (or expectations of inflation), deflation (or expectations of deflation), changes in the actual or perceived creditworthiness of issuers, general market liquidity, regulatory event, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(TM) Dorsey Wright Featured 5 Income ETF | YieldMax(TM) Dorsey Wright Featured 5 Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FEAT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.99%	[3],[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.28%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 406

[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Acquired Fund Fees and Expenses (AFFEs) are estimated based on a full fiscal year. Had they been estimated based on the remainder of the current fiscal year, AFFEs would be 0.36%. AFFEs include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds that invest exclusively in money market instruments. Because AFFEs are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements, and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s N-CSR filings.
[3]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[4]	Acquired Fund Fees and Expenses (AFFEs) are estimated based on a full fiscal year. Had they been estimated based on the remainder of the current fiscal year, AFFEs would be 0.62%. AFFEs include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including funds that invest exclusively in money market instruments. Because AFFEs are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements, and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s N-CSR filings.